Available-For-Sale Financial Assets (Tables)	12 Months Ended
Mar. 31, 2019
Available-for-sale Financial Assets
Schedule of Available-For-Sale Financial Assets
	As At March 31
	2019	2018
	(in thousands)
Non – Current Investments
Valuable Technologies Limited	$2,000	$11,097
LMB Holdings Limited	650	16,000
Cloudstream Media Inc	—	160
	$2,650	$27,257
Current Investments Polyxo Global Limited	$1,042	$—
	$1,042	$—
	$3,692	$27,257

Disclosure of Measurements of Financial Assets
	Financial Assets at FVTPL	Financial Assets at FVTOCI

As at March 31, 2017	$29,613	$—
Additions	80	—
Total gain or (losses):	—	—
-profit and loss:	(2,436)	—
Disposals	—	—
As at March 31, 2018	27,257	—
Reclassification	(27,257)	27,257
Additions	1,005	80
Fair valuation gain / (loss)	37	(24,687)
As at March 31, 2019	$1,042	$2,650